SCHEDULE OF CONVERTIBLE NOTES PAYABLE (Details) (Parenthetical) - $ / shares	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
10% OID Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%
Share Price	$ 0.75	$ 0.75
35 % OID Super Priority Senior Secured Convertible Notes [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	35.00%	35.00%
Debt Instrument, Term	2 years	2 years
20% OID Senior Secured Convertible Notes Payable [Member]
Short-Term Debt [Line Items]
Debt Instrument, Interest Rate, Stated Percentage	10.00%	10.00%
Share Price	$ 1.00	$ 1.00